Schedule of Investments (unaudited)	iShares ® Convertible Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Aerospace & Defense — 0.2%
Aerojet Rocketdyne Holdings Inc., 2.25%, 12/15/23	$1,300	$2,592,668

Airlines — 1.9%
American Airlines Group Inc., 6.50%, 07/01/25	4,825	6,547,091
Copa Holdings SA, 4.50%, 04/15/25(a)	1,700	2,868,478
GOL Equity Finance SA, 3.75%, 07/15/24(a)	1,650	1,380,819
Southwest Airlines Co., 1.25%, 05/01/25	11,055	15,526,084
		26,322,472
Apparel — 0.3%
Under Armour Inc., 1.50%, 06/01/24(a)	2,272	3,752,685

Auto Manufacturers — 8.8%
NIO Inc.
0.00%, 02/01/26(a)(b)	4,000	4,110,480
0.50%, 02/01/27(a)	3,500	3,512,075
Tesla Inc.
1.25%, 03/01/21	1,950	21,412,931
2.00%, 05/15/24	5,555	70,875,245
2.38%, 03/15/22	1,978	23,895,367
		123,806,098
Auto Parts & Equipment — 0.1%
Meritor Inc., 3.25%, 10/15/37 (Call 10/15/25)	1,500	1,687,230

Banks — 0.6%
Barclays Bank PLC, Series VUN, 0.00% 02/18/25(b)	900	969,651
BofA Finance LLC
0.13%, 09/01/22	1,500	1,689,690
0.25%, 05/01/23	1,010	1,040,068
Deutsche Bank AG/London, 1.00%, 05/01/23	1,875	1,954,256
JPMorgan Chase Bank N.A., 0.13%, 01/01/23(a)	2,750	3,334,677
		8,988,342
Biotechnology — 5.7%
Apellis Pharmaceuticals Inc., 3.50%, 09/15/26(a)	1,600	2,318,576
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	2,610	2,804,654
1.25%, 05/15/27(a)	2,853	2,989,202
Bridgebio Pharma Inc.
2.25%, 02/01/29(a)	3,500	3,382,855
2.50%, 03/15/27(a)	2,855	4,482,578
Esperion Therapeutics Inc., 4.00%, 11/15/25(a)	1,400	1,592,864
Exact Sciences Corp.
0.38%, 03/15/27	3,655	5,224,165
0.38%, 03/01/28	5,584	7,461,620
1.00%, 01/15/25	1,525	2,968,733
Guardant Health Inc., 0.00% 11/15/27(a)(b)	5,675	7,580,835
Halozyme Therapeutics Inc., 1.25%, 12/01/24(a)	2,271	4,656,527
Illumina Inc.
0.00%, 08/15/23(b)	3,415	4,113,538
0.50%, 06/15/21	2,650	4,452,636
Insmed Inc., 1.75%, 01/15/25	2,388	2,905,647
Intercept Pharmaceuticals Inc., 3.25%, 07/01/23	2,120	1,812,282
Ionis Pharmaceuticals Inc.
0.13%, 12/15/24	2,975	3,139,071
1.00%, 11/15/21	1,425	1,593,207
Ligand Pharmaceuticals Inc., 0.75%, 05/15/23	2,000	2,122,300
Livongo Health Inc., 0.88%, 06/01/25(a)	2,660	6,067,593
NeoGenomics Inc., 0.25%, 01/15/28	2,000	2,157,220
Novavax Inc., 3.75%, 02/01/23	1,625	3,068,894
PTC Therapeutics Inc., 1.50%, 09/15/26(a)	1,075	1,405,810
Security	Par (000)	Value

Biotechnology (continued)
Radius Health Inc., 3.00%, 09/01/24	$1,450	$1,311,423
Retrophin Inc., 2.50%, 09/15/25	1,025	1,031,960
		80,644,190
Commercial Services — 4.5%
2U Inc., 2.25%, 05/01/25(a)	1,809	2,966,706
Alarm.com Holdings Inc., 0.00% 01/15/26(a)(b)	2,500	2,487,875
Chegg Inc.
0.00%, 09/01/26(a)(b)	4,830	5,594,541
0.13%, 03/15/25	3,761	7,166,924
Euronet Worldwide Inc., 0.75%, 03/15/49 (Call 03/20/25)	2,694	2,949,122
FTI Consulting Inc., 2.00%, 08/15/23	1,725	2,133,359
Macquarie Infrastructure Corp., 2.00%, 10/01/23	1,430	1,413,584
Repay Holdings Corp., 0.00% 02/01/26(a)(b)	2,500	2,495,175
Sabre GLBL Inc., 4.00%, 04/15/25(a)	1,748	2,885,931
Shift4 Payments Inc., 0.00% 12/15/25(a)(b)	3,565	4,075,829
Square Inc.
0.00%, 05/01/26(a)(b)	2,850	3,199,096
0.13%, 03/01/25(a)	4,781	8,997,985
0.25%, 11/01/27(a)	2,750	3,090,313
0.50%, 05/15/23	4,210	11,727,965
Stride Inc., 1.13%, 09/01/27(a)	2,410	2,129,789
		63,314,194
Computers — 2.6%
CyberArk Software Ltd., 0.00% 11/15/24(b)	3,050	3,725,392
Insight Enterprises Inc., 0.75%, 02/15/25	1,736	2,201,786
Lumentum Holdings Inc.
0.25%, 03/15/24	2,140	3,524,387
0.50%, 12/15/26	5,209	6,409,779
Parsons Corp., 0.25%, 08/15/25(a)	1,850	1,927,163
Pure Storage Inc., 0.13%, 04/15/23	2,475	2,790,711
Varonis Systems Inc., 1.25%, 08/15/25(a)	1,200	2,387,652
Western Digital Corp., 1.50%, 02/01/24	5,270	5,290,079
Zscaler Inc., 0.13%, 07/01/25(a)	5,647	8,432,157
		36,689,106
Diversified Financial Services — 0.6%
JPMorgan Chase Financial Co. LLC, 0.25%, 05/01/23(a)	3,250	3,446,625
LendingTree Inc., 0.50%, 07/15/25(a)	2,986	3,080,208
PRA Group Inc., 3.50%, 06/01/23	1,650	1,680,872
		8,207,705
Electric — 0.2%
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)	2,807	3,353,719

Electronics — 1.1%
Fortive Corp., 0.88%, 02/15/22	6,763	6,860,320
II-VI Inc., 0.25%, 09/01/22	1,642	3,028,603
OSI Systems Inc., 1.25%, 09/01/22	1,800	1,903,086
SMART Global Holdings Inc., 2.25%, 02/15/26(a)	1,200	1,396,128
Vishay Intertechnology Inc., 2.25%, 06/15/25	2,398	2,562,167
		15,750,304
Energy - Alternate Sources — 1.3%
Enphase Energy Inc., 0.25%, 03/01/25(a)	1,572	3,679,596
NextEra Energy Partners LP, 0.00% 11/15/25(a)(b)	2,900	3,323,922
SolarEdge Technologies Inc., 0.00% 09/15/25(a)(b)	3,250	4,323,508
SunPower Corp., 4.00%, 01/15/23	2,100	4,841,256
Sunrun Inc., 0.00% 02/01/26(a)(b)	2,000	2,037,480
		18,205,762
Engineering & Construction — 0.2%
KBR Inc., 2.50%, 11/01/23	1,840	2,410,014

Schedule of Investments (unaudited) (continued)	iShares ® Convertible Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 1.4%
Cinemark Holdings Inc., 4.50%, 08/15/25(a)	$2,315	$3,757,963
Live Nation Entertainment Inc.
2.00%, 02/15/25(a)	2,013	2,067,653
2.50%, 03/15/23	2,715	3,280,724
Penn National Gaming Inc., 2.75%, 05/15/26	1,644	7,384,421
Vail Resorts Inc., 0.00% 01/01/26(a)(b)	2,950	2,971,476
		19,462,237
Health Care - Products — 3.5%
CONMED Corp., 2.63%, 02/01/24	1,490	2,091,275
Envista Holdings Corp., 2.38%, 06/01/25(a)	2,401	4,401,345
Glaukos Corp., 2.75%, 06/15/27(a)	1,490	2,608,901
Insulet Corp.
0.38%, 09/01/26	3,890	5,371,273
1.38%, 11/15/24	1,983	5,683,813
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25(a)	2,988	3,355,315
LivaNova USA Inc., 3.00%, 12/15/25(a)	1,355	1,747,218
Luminex Corp., 3.00%, 05/15/25(a)	1,300	1,371,656
Natera Inc., 2.25%, 05/01/27(a)	1,350	3,850,200
Novocure Ltd., 0.00% 11/01/25(a)(b)	2,860	3,543,311
NuVasive Inc.
0.38%, 03/15/25(a)	2,236	2,169,546
1.00%, 06/01/23(a)	2,236	2,318,061
2.25%, 03/15/21	3,080	3,063,676
Omnicell Inc., 0.25%, 09/15/25(a)	2,893	3,866,408
Repligen Corp., 0.38%, 07/15/24	1,287	2,337,604
Tandem Diabetes Care Inc., 1.50%, 05/01/25(a)	1,550	1,788,250
		49,567,852
Health Care - Services — 1.2%
Invitae Corp., 2.00%, 09/01/24	1,775	3,269,000
Teladoc Health Inc.
1.25%, 06/01/27(a)	4,840	6,909,632
1.38%, 05/15/25	1,371	6,742,263
		16,920,895
Holding Companies - Diversified — 0.3%
Ares Capital Corp.
3.75%, 02/01/22	1,490	1,518,295
4.63%, 03/01/24	2,235	2,408,548
		3,926,843
Home Builders — 0.2%
Winnebago Industries Inc., 1.50%, 04/01/25	1,600	2,091,632

Insurance — 0.3%
AXA SA, 7.25%, 05/15/21(a)	4,235	4,670,104

Internet — 21.9%
21Vianet Group Inc., 0.00% 02/01/26(a)(b)	3,500	3,584,035
Baozun Inc., 1.63%, 05/01/24	800	833,664
Booking Holdings Inc.
0.75%, 05/01/25(a)	4,298	5,806,168
0.90%, 09/15/21	4,860	5,291,568
Etsy Inc.
0.13%, 10/01/26	3,157	7,412,194
0.13%, 09/01/27(a)	3,113	4,133,597
Farfetch Ltd., 3.75%, 05/01/27(a)	2,005	7,866,417
FireEye Inc.
0.88%, 06/01/24	3,146	3,692,492
Series B, 1.63%, 06/01/35 (Call 06/01/22)	2,150	2,127,726
Fiverr International Ltd., 0.00% 11/01/25(a)(b)	2,364	2,978,285
iQIYI Inc.
2.00%, 04/01/25	5,830	5,546,021
Security	Par (000)	Value

Internet (continued)
3.75%, 12/01/23	$3,850	$4,210,052
4.00%, 12/15/26	4,825	5,584,551
JOYY Inc.
0.75%, 06/15/25	2,430	2,712,439
1.38%, 06/15/26	2,200	2,457,752
Lyft Inc., 1.50%, 05/15/25(a)	3,625	4,995,141
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	2,750	4,703,573
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	2,850	5,169,986
Match Group Financeco Inc., 0.88%, 10/01/22(a)	2,530	8,073,028
MercadoLibre Inc., 2.00%, 08/15/28	4,265	17,135,021
Momo Inc., 1.25%, 07/01/25	3,778	3,192,334
NortonLifeLock Inc., 2.00%, 08/15/22(a)	3,200	3,781,984
Okta Inc.
0.13%, 09/01/25	5,210	7,907,061
0.38%, 06/15/26(a)	5,657	7,388,664
Palo Alto Networks Inc.
0.38%, 06/01/25(a)	9,623	12,717,468
0.75%, 07/01/23	8,270	11,729,258
Pinduoduo Inc.
0.00%, 10/01/24(b)	4,060	15,751,217
0.00%, 12/01/25(b)	9,875	11,884,562
Proofpoint Inc., 0.25%, 08/15/24	4,645	5,091,663
Q2 Holdings Inc.
0.13%, 11/15/25(a)	1,975	2,238,090
0.75%, 06/01/26	1,155	1,787,039
Shopify Inc., 0.13%, 11/01/25	4,522	5,352,465
Snap Inc.
0.25%, 05/01/25(a)	5,000	12,374,800
0.75%, 08/01/26	6,190	14,807,718
Twitter Inc.
0.25%, 06/15/24	5,810	6,878,982
1.00%, 09/15/21	4,295	4,354,314
Uber Technologies Inc., 0.00% 12/15/25(a)(b)	5,700	5,965,449
Wayfair Inc.
0.63%, 10/01/25(a)	8,160	8,312,755
1.00%, 08/15/26	4,645	9,164,864
1.13%, 11/01/24	2,785	6,695,753
Weibo Corp., 1.25%, 11/15/22	3,750	3,587,775
Wix.com Ltd.
0.00%, 07/01/23(b)	2,181	3,976,835
0.00%, 08/15/25(a)(b)	2,872	2,925,333
Zendesk Inc., 0.63%, 06/15/25(a)	5,632	8,347,976
Zillow Group Inc.
0.75%, 09/01/24	3,470	10,431,549
1.38%, 09/01/26	2,440	7,373,997
1.50%, 07/01/23	1,845	3,160,891
2.75%, 05/15/25	2,650	5,529,570
		307,024,076
Iron & Steel — 0.6%
Allegheny Technologies Inc., 3.50%, 06/15/25(a)	1,565	2,167,478
Cleveland-Cliffs Inc., 1.50%, 01/15/25	1,495	3,069,354
United States Steel Corp., 5.00%, 11/01/26	1,725	2,794,000
		8,030,832
Leisure Time — 2.1%
Callaway Golf Co., 2.75%, 05/01/26(a)	1,200	2,140,656
Carnival Corp., 5.75%, 04/01/23(a)	2,650	5,575,441
NCL Corp. Ltd.
5.38%, 08/01/25(a)	2,395	3,709,256
6.00%, 05/15/24(a)	4,450	8,591,526

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Royal Caribbean Cruises Ltd.
2.88%, 11/15/23(a)	$2,715	$3,045,796
4.25%, 06/15/23(a)	5,592	6,770,234
		29,832,909
Lodging — 0.7%
Caesars Holdings Inc., 5.00%, 10/01/24	1,500	3,365,625
Huazhu Group Ltd.
0.38%, 11/01/22	1,855	2,244,420
3.00%, 05/01/26(a)	2,529	3,439,592
		9,049,637
Machinery — 0.5%
Chart Industries Inc., 1.00%, 11/15/24(a)	1,275	2,713,646
Middleby Corp. (The), 1.00%, 09/01/25(a)	3,582	4,502,180
		7,215,826
Media — 4.2%
DISH Network Corp.
0.00%, 12/15/25(a)(b)	10,300	9,720,625
2.38%, 03/15/24	4,835	4,428,860
3.38%, 08/15/26	14,494	13,387,818
Liberty Broadband Corp.
1.25%, 09/30/50 (Call 10/05/23)(a)	4,000	3,967,720
2.75%, 09/30/50 (Call 10/05/23)(a)	2,693	2,775,487
Liberty Interactive LLC, 1.75%, 09/30/46 (Call 10/05/23)(a)	1,400	2,539,656
Liberty Latin America Ltd., 2.00%, 07/15/24	2,046	1,946,360
Liberty Media Corp.
0.50%, 12/01/50 (Call 09/01/24)(a)	4,680	4,826,203
1.38%, 10/15/23	4,775	5,836,864
2.13%, 03/31/48 (Call 04/07/23)(a)	2,077	2,144,606
2.25%, 12/01/48 (Call 12/01/21)(a)	1,630	1,887,002
2.75%, 12/01/49 (Call 12/01/24)(a)	2,990	3,131,726
Liberty Media Corp.-Liberty Formula One, 1.00%, 01/30/23	2,238	2,746,183
		59,339,110
Oil & Gas — 1.3%
Antero Resources Corp., 4.25%, 09/01/26(a)	1,500	2,735,625
CNX Resources Corp., 2.25%, 05/01/26(a)	1,760	2,189,123
EQT Corp., 1.75%, 05/01/26(a)	2,505	3,395,403
Nabors Industries Inc., 0.75%, 01/15/24	1,775	1,108,647
Pioneer Natural Resources Co., 0.25%, 05/15/25(a)	6,514	9,010,686
		18,439,484
Pharmaceuticals — 3.5%
Aerie Pharmaceuticals Inc., 1.50%, 10/01/24	1,325	1,356,972
Aphria Inc., 5.25%, 06/01/24(a)	1,275	1,924,013
Aurora Cannabis Inc., 5.50%, 02/28/24	800	676,632
Clovis Oncology Inc., 1.25%, 05/01/25	1,175	895,926
DexCom Inc.
0.25%, 11/15/25(a)	5,940	6,056,187
0.75%, 12/01/23	4,105	9,434,111
GSK Finance No. 3 PLC, 0.00% 06/22/23(a)(b)	1,550	1,627,097
Herbalife Nutrition Ltd., 2.63%, 03/15/24	2,800	3,069,192
Jazz Investments I Ltd.
1.50%, 08/15/24	2,797	2,975,197
2.00%, 06/15/26(a)	4,860	6,335,350
Neurocrine Biosciences Inc., 2.25%, 05/15/24	2,075	3,100,486
Pacira BioSciences Inc., 0.75%, 08/01/25(a)	1,925	2,302,916
Revance Therapeutics Inc., 1.75%, 02/15/27(a)	1,625	1,749,053
Sarepta Therapeutics Inc., 1.50%, 11/15/24	2,675	3,939,178
Supernus Pharmaceuticals Inc., 0.63%, 04/01/23	1,505	1,480,694
Teva Pharmaceutical Finance Co. LLC, Series C, 0.25%, 02/01/26 (Call 02/18/21)	1,710	1,698,064
Security	Par (000)	Value

Pharmaceuticals (continued)
Tilray Inc., 5.00%, 10/01/23	$1,000	$886,810
		49,507,878
Pipelines — 0.2%
Cheniere Energy Inc., 4.25%, 03/15/45 (Call 03/15/21)	2,975	2,404,841

Private Equity — 0.2%
Colony Capital Operating Co. LLC, 5.75%, 07/15/25(a)	1,400	3,259,970

Real Estate — 0.3%
Redfin Corp., 0.00% 10/15/25(a)(b)	3,201	3,939,887

Real Estate Investment Trusts — 1.1%
Apollo Commercial Real Estate Finance Inc., 4.75%, 08/23/22	1,700	1,626,696
Arbor Realty Trust Inc., 4.75%, 11/01/22	875	883,977
Blackstone Mortgage Trust Inc., 4.38%, 05/05/22	2,025	2,039,539
IH Merger Sub LLC, 3.50%, 01/15/22	1,125	1,489,084
iStar Inc., 3.13%, 09/15/22	1,265	1,514,293
Pebblebrook Hotel Trust, 1.75%, 12/15/26	2,350	2,501,293
Starwood Property Trust Inc., 4.38%, 04/01/23 (Call 01/01/23)	1,000	1,012,100
Summit Hotel Properties Inc., 1.50%, 02/15/26	1,000	986,920
Two Harbors Investment Corp., 6.25%, 01/15/22	1,235	1,275,459
Uniti Fiber Holdings Inc., 4.00%, 06/15/24(a)	1,504	1,924,985
		15,254,346
Retail — 2.1%
American Eagle Outfitters Inc., 3.75%, 04/15/25(a)	1,962	5,331,303
Burlington Stores Inc., 2.25%, 04/15/25(a)	4,102	5,514,278
Dick’s Sporting Goods Inc., 3.25%, 04/15/25(a)	2,850	5,838,282
Guess? Inc., 2.00%, 04/15/24	1,725	1,960,531
National Vision Holdings Inc., 2.50%, 05/15/25(a)	2,132	3,502,066
RH
0.00%, 06/15/23(b)	1,609	3,985,686
0.00%, 09/15/24(a)(b)	1,666	3,820,288
		29,952,434
Semiconductors — 3.2%
Cree Inc.
0.88%, 09/01/23	2,027	3,552,074
1.75%, 05/01/26(a)	2,801	6,250,460
Inphi Corp., 0.75%, 04/15/25(a)	2,582	3,746,869
Microchip Technology Inc.
0.13%, 11/15/24	1,500	1,696,470
1.63%, 02/15/27	2,876	5,804,286
2.25%, 02/15/37	1,965	3,945,666
ON Semiconductor Corp., 1.63%, 10/15/23	2,693	4,763,432
Silicon Laboratories Inc., 0.63%, 06/15/25(a)	2,681	3,466,828
Synaptics Inc., 0.50%, 06/15/22	2,700	3,748,302
Teradyne Inc., 1.25%, 12/15/23	2,160	7,710,120
		44,684,507
Software — 21.0%
1Life Healthcare Inc., 3.00%, 06/15/25(a)	1,625	2,259,774
8x8 Inc., 0.50%, 02/01/24	1,796	2,689,348
Akamai Technologies Inc.
0.13%, 05/01/25	5,752	7,405,125
0.38%, 09/01/27	6,086	6,959,098
Alteryx Inc.
0.50%, 08/01/24	1,925	2,046,352
1.00%, 08/01/26	2,080	2,233,754
Atlassian Inc., 0.63%, 05/01/23	3,775	10,710,317
Avaya Holdings Corp., 2.25%, 06/15/23	1,821	2,004,921

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Bandwidth Inc., 0.25%, 03/01/26(a)	$2,005	$4,071,995
Bentley Systems Inc., 0.13%, 01/15/26(a)	4,000	4,012,720
Bilibili Inc.
1.25%, 06/15/27(a)	3,934	11,178,422
1.38%, 04/01/26	2,370	10,858,368
Bill.com Holdings Inc., 0.00% 12/01/25(a)(b)	5,700	6,187,692
Blackline Inc., 0.13%, 08/01/24	2,463	4,511,945
Box Inc., 0.00% 01/15/26(a)(b)	2,000	2,015,480
Cloudflare Inc., 0.75%, 05/15/25(a)	2,884	6,197,687
Coupa Software Inc.
0.13%, 06/15/25.	3,930	7,947,914
0.38%, 06/15/26(a).	6,527	8,400,314
Datadog Inc., 0.13%, 06/15/25(a)	3,619	4,861,403
DocuSign Inc., 0.00% 01/15/24(a)(b)	3,500	3,670,905
Envestnet Inc.
0.75%, 08/15/25(a)	2,460	2,533,037
1.75%, 06/01/23	1,745	2,219,483
Everbridge Inc., 0.13%, 12/15/24	2,700	3,680,100
Five9 Inc., 0.50%, 06/01/25(a)	3,535	4,973,356
Guidewire Software Inc., 1.25%, 03/15/25.	2,027	2,455,406
HubSpot Inc., 0.38%, 06/01/25(a)	2,371	3,516,549
j2 Global Inc.
1.75%, 11/01/26(a).	2,311	2,472,054
3.25%, 06/15/29 (Call 06/20/21)	2,243	3,443,386
LivePerson Inc., 0.00% 12/15/26(a)(b)	2,475	2,747,300
Medallia Inc., 0.13%, 09/15/25(a)	2,981	3,837,084
MicroStrategy Inc., 0.75%, 12/15/25(a)	3,200	5,721,184
MongoDB Inc., 0.25%, 01/15/26	5,474	10,134,673
New Relic Inc., 0.50%, 05/01/23	2,825	2,885,568
Nice Systems Inc., 1.25%, 01/15/24	1,255	3,927,648
Nuance Communications Inc.
1.00%, 12/15/35 (Call 12/20/22)	3,491	6,655,871
1.25%, 04/01/25	990	2,330,945
Nutanix Inc., 0.00% 01/15/23(b)	2,934	2,986,049
PagerDuty Inc., 1.25%, 07/01/25(a)	1,500	2,134,440
Pegasystems Inc., 0.75%, 03/01/25(a)	2,727	3,173,355
Pluralsight Inc., 0.38%, 03/01/24	2,822	2,775,832
RealPage Inc.
1.50%, 11/15/22	1,423	2,951,729
1.50%, 05/15/25	1,839	2,350,591
RingCentral Inc.
0.00%, 03/01/25(a)(b)	4,931	6,182,981
0.00%, 03/15/26(a)(b)	2,796	3,215,092
Sailpoint Technologies Holdings Inc., 0.13%, 09/15/24	2,000	4,017,320
Sea Ltd.
1.00%, 12/01/24.	5,425	23,448,152
2.38%, 12/01/25(a)	5,625	13,941,056
Slack Technologies Inc., 0.50%, 04/15/25(a)	4,155	6,055,829
Splunk Inc.
0.50%, 09/15/23.	3,948	5,054,585
1.13%, 09/15/25.	4,353	5,780,131
1.13%, 06/15/27(a)	5,831	6,129,547
Tabula Rasa HealthCare Inc., 1.75%, 02/15/26(a)	1,564	1,710,500
Twilio Inc., 0.25%, 06/01/23	1,491	7,551,080
Verint Systems Inc., 1.50%, 06/01/21	1,465	1,695,474
Security	Par/ Shares (000)	Value

Software (continued)
Workday Inc., 0.25%, 10/01/22	$5,612	$8,992,500
Workiva Inc., 1.13%, 08/15/26	1,425	1,990,967
Zynga Inc.
0.00%, 12/15/26(a)(b)	4,300	4,592,787
0.25%, 06/01/24	3,326	4,469,612
		294,956,787
Telecommunications — 0.9%
GDS Holdings Ltd., 2.00%, 06/01/25	1,245	2,570,601
Infinera Corp., 2.13%, 09/01/24	1,400	1,689,324
InterDigital Inc., 2.00%, 06/01/24	1,560	1,673,474
Nice Ltd., 0.00% 09/15/25(a)(b)	2,444	2,772,963
Viavi Solutions Inc., 1.00%, 03/01/24	2,225	2,924,006
Vonage Holdings Corp., 1.75%, 06/01/24	1,370	1,478,025
		13,108,393
Transportation — 0.3%
Air Transport Services Group Inc., 1.13%, 10/15/24	1,241	1,313,003
Atlas Air Worldwide Holdings Inc., 1.88%, 06/01/24	1,450	1,629,133
Golar LNG Ltd., 2.75%, 02/15/22	1,715	1,669,055
		4,611,191

Trucking & Leasing — 0.1%
Greenbrier Companies Inc. (The), 2.88%, 02/01/24	1,401	1,417,476

Total Convertible Bonds — 99.2%
(Cost: $1,074,565,102)		1,394,393,636

Common Stocks

Industrials — 0.0%
Extra Space Storage LLC, NVS(c)(d)	5	599,818

Total Common Stocks — 0.0%
(Cost $599,640)		599,818

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	11,990	11,990,000

Total Short-Term Investments — 0.9%
(Cost: $11,990,000)		11,990,000

Total Investments in Securities — 100.1%
(Cost: $1,087,154,742)		1,406,983,454

Other Assets, Less Liabilities — (0.1)%		(1,476,897)

Net Assets — 100.0%		$1,405,506,557

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$3,980,000	$8,010,000	(a)	$—	$—	$—	$11,990,000	11,990	$2,086	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Convertible Bonds	$—	$1,394,393,636	$—	$1,394,393,636
Common Stocks	—	—	599,818	599,818
Money Market Funds	11,990,000	—	—	11,990,000
	$11,990,000	$1,394,393,636	$599,818	$1,406,983,454

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares